Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Firm ID	1818
Auditor Location	China
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Adlai Nortye Ltd. (the “Company”) as of December 31, 2024, the related consolidated statement of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024, and the results of its operations and its cash flows for the year then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).